Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and Cash Equivalents

Note 4 – Cash and Cash Equivalents:

	December 31
	2024	2023
	NIS in thousands

Cash	17,771	94,819
Short-term deposits	60,547	6,320
	78,318	101,139

The currencies in which balances of cash and cash equivalents are denominated, or to which they are linked, are:

	December 31
	2024	2023
	NIS in thousands

EURO	-	24
USD	-	293
NIS	78,318	100,822
Total cash and cash equivalents	78,318	101,139